Investment Objectives and Goals - Leverage Shares 2X Long FIG Daily ETF	Oct. 10, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long FIG Daily ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily levered investment results, before fees and expenses, of two times (200%) of the daily percentage change in the price of the common stock of FIG. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.